CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Income and Comprehensive Income
Income (loss) for the year	$ 3,349	$ (23,731)
Other comprehensive income (loss)
Reclass of AOCI on disposal of FVOCI investment	0	677
Currency translation adjustment	(5,930)	898
Comprehensive loss for the year	$ (2,581)	$ (22,156)